FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Renegotiated Loans, Refinanced Loans and Expected Loss (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	S/ 2,009,723	S/ 2,241,062
Allowance for loan losses	8,041,526	8,378,895
Refinanced loans
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	1,928,162	2,210,031
Allowance for loan losses	883,121	987,670
Renegotiated loans
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	2,685,683	4,381,243
Allowance for loan losses	342,143	495,738
Stage 1 | Refinanced loans
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	108,144	89,847
Allowance for loan losses	7,708	5,961
Stage 1 | Renegotiated loans
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	1,869,447	3,090,297
Allowance for loan losses	8,836	23,513
Stage 2 | Refinanced loans
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	82,595	60,494
Allowance for loan losses	10,046	9,968
Stage 2 | Renegotiated loans
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	284,866	579,176
Allowance for loan losses	25,041	55,208
Stage 3 | Refinanced loans
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	1,737,423	2,059,690
Allowance for loan losses	865,367	971,741
Stage 3 | Renegotiated loans
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	531,370	711,770
Allowance for loan losses	S/ 308,266	S/ 417,017